Share-based payments (Tables)	12 Months Ended
Mar. 31, 2019
Share-based payment arrangements [Abstract]
Schedule of Stock Option Transactions
Stock option transactions are as follows:

	2019		2018
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$4.71	3,647,571	$1.63	5,810,777
Options granted to purchase shares	$79.59	236,256	$30.09	352,893
Options exercised	$1.85	(1,702,503)	$0.62	(1,994,588)
Options cancelled	$10.99	(143,659)	$3.18	(521,511)
Options outstanding, end of period	$15.75	2,037,665	$4.71	3,647,571

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at March 31, 2019:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted Average Remaining Life in Years	Number	Weighted Average Remaining Life in Years
$0.02	458,224	5.0	435,397	5.0
$0.25	74,322	5.4	29,877	5.4
$1.79	358,791	6.0	47,672	5.9
$4.62	477,867	6.9	115,632	6.9
$8.94	133,332	7.8	53,328	7.8
$23.64	54,551	8.4	10,644	8.4
$30.73	195,569	8.2	44,985	8.2
$31.79	48,122	8.6	18,437	8.6
$41.50	12,128	8.9	3,032	8.9
$71.73	7,075	9.9	—	—
$83.53	217,684	9.2	—	—
	2,037,665	6.8	759,004	5.9

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted under the Black Scholes option pricing model at the grant date were as follows:

	2019	2018
Weighted average stock price valuation	$79.59	$31.91
Weighted average exercise price	$79.59	$31.91
Risk-free interest rate	1.82%	1.34%
Expected life in years	5	5
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$32.68	$9.80